15. Trade Payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradePayablesLineItems [Line Items]
Trade payables	R$ 2,155,498	R$ 1,709,653
Domestic Suppliers
SummaryOfTradePayablesLineItems [Line Items]
Trade payables	1,973,668	1,620,388
Foreign Suppliers
SummaryOfTradePayablesLineItems [Line Items]
Trade payables	R$ 181,830	R$ 89,265